Property, Plant and Equipment - Schedule of Property Plant and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	€ 13,094	€ 12,690
Reclassified from held for sale (ii)	104
Translation adjustment	259	(976)
Additions at cost	1,121	1,044	€ 853
Arising on acquisition (note 32)	2,614	1,536
Disposals at net carrying amount	(324)	(90)
Depreciation charge for year (iii)	(1,071)	(1,006)
Impairment charge for year (iv)	(36)
Reclassified as held for sale		(104)
Ending Balance	15,761	13,094	12,690
Cost/deemed cost [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	22,180	22,118
Ending Balance	25,499	22,180	22,118
Accumulated depreciation, amortisation (and impairment charges) [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(9,086)	(9,428)
Ending Balance	(9,738)	(9,086)	(9,428)
Land and buildings [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	6,224	6,157
Reclassified from held for sale (ii)	22
Translation adjustment	139	(483)
Reclassifications	71	60
Additions at cost	74	87
Arising on acquisition (note 32)	832	703
Disposals at net carrying amount	(158)	(53)
Depreciation charge for year (iii)	(232)	(225)
Reclassified as held for sale		(22)
Ending Balance	6,972	6,224	6,157
Land and buildings [member] | Cost/deemed cost [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	8,472	8,438
Ending Balance	9,335	8,472	8,438
Land and buildings [member] | Accumulated depreciation, amortisation (and impairment charges) [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(2,248)	(2,281)
Ending Balance	(2,363)	(2,248)	(2,281)
Plant and machinery [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	6,319	6,035
Reclassified from held for sale (ii)	79
Translation adjustment	112	(460)
Reclassifications	386	348
Additions at cost	541	481
Arising on acquisition (note 32)	1,759	812
Disposals at net carrying amount	(161)	(37)
Depreciation charge for year (iii)	(839)	(781)
Reclassified as held for sale		(79)
Ending Balance	8,196	6,319	6,035
Plant and machinery [member] | Cost/deemed cost [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	13,157	13,182
Ending Balance	15,535	13,157	13,182
Plant and machinery [member] | Accumulated depreciation, amortisation (and impairment charges) [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(6,838)	(7,147)
Ending Balance	(7,339)	(6,838)	(7,147)
Assets in course of construction [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	551	498
Reclassified from held for sale (ii)	3
Translation adjustment	8	(33)
Reclassifications	(457)	(408)
Additions at cost	506	476
Arising on acquisition (note 32)	23	21
Disposals at net carrying amount	(5)
Impairment charge for year (iv)	(36)
Reclassified as held for sale		(3)
Ending Balance	593	551	498
Assets in course of construction [member] | Cost/deemed cost [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	551	498
Ending Balance	629	€ 551	€ 498
Assets in course of construction [member] | Accumulated depreciation, amortisation (and impairment charges) [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Ending Balance	€ (36)